BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings	Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other (1)	Total borrowings
2021	$669	$621	$163	$300	$1,753
2022	602	584	127	—	1,313
2023	383	989	689	—	2,061
2024	1,210	373	468	310	2,361
2025	76	3,003	1,668	—	4,747
Thereafter	490	458	11,070	—	12,018
Total - Principal repayments	$3,430	$6,028	$14,185	$610	$24,253
Total - Deferred financing costs and other	$(41)	$(124)	$(312)	$—	$(477)
Total - December 31, 2020	$3,389	$5,904	$13,873	$610	$23,776
Total - December 31, 2019	$2,621	$5,860	$13,918	$—	$22,399
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(1)Refer to Note 25 for further details on the demand Deposit Agreement with Brookfield.
The weighted average interest rates and terms of non-recourse subsidiary borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2020	2019	2020	2019	2020	2019
Business services	5.9%	5.8%	3.7	4.3	$3,389	$2,621
Infrastructure services	4.0%	5.2%	4.3	5.2	5,904	5,860
Industrials	5.3%	5.7%	5.7	6.3	13,873	13,918
Total	5.0%	5.5%	5.0	5.7	$23,166	$22,399
    Non-recourse subsidiary borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2020	Local currency	December 31, 2019	Local currency
U.S. dollars	$15,305	15,305	$15,436	15,436
Euros	3,466	2,820	3,578	3,546
Brazilian reais	1,475	7,667	1,330	5,362
Australian dollars	994	1,292	1,264	1,801
Indian rupees	967	70,614	—	—
Canadian dollars	923	1,175	772	1,003
British pounds	5	4	10	8
Other	31	140	9	7
Total	$23,166		$22,399